Future Minimum Lease Payments under NonCancelable Operating Lease (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013		$ 263,158
2013, remainder of fiscal year	131,907
2014	247,841	247,841
Total minimum lease payments	$ 379,748	$ 510,999